Information about Component of Consolidated Statements of Comprehensive Income (Details)	Mar. 28, 2025 USD ($)
Information about Component of Consolidated Statements of Comprehensive Income [Line Items]
Transfer all rights, licenses, and materials	$ 750,000
Royalty payments	10,000,000
Performance benchmark obligations	8,100,000
Gain from exchange of intangible assets	$ 7,500,000
Net Wheat Technology Licensing [Member]
Information about Component of Consolidated Statements of Comprehensive Income [Line Items]
Percentage of revenues	25.00%
Net HB4 Soybean [Member]
Information about Component of Consolidated Statements of Comprehensive Income [Line Items]
Percentage of revenues	6.00%